Business Segment (Tables)	12 Months Ended
Dec. 31, 2025
Business Segment [Abstract]
Schedule of Income, and Assets and Liabilities by Segment

The following table presents the income, and assets and liabilities by segment as of and for the year ended December 31, 2025 for each of the segments defined above:

	As of December 31, 2025
	Retail Banking	Wholesale Banking	Treasury	Subsidiaries	Subtotal	Consolidation adjustments	Subtotal	Adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$				MCh$
Net interest and Inflation indexation income	1,485,820	674,144	(107,552)	(2,054)	2,050,358	1,526	2,051,884	18,198		2,070,082
Net fee and commission income	362,587	93,767	3,399	197,034	656,787	(19,528)	637,259	(16,556)		620,703
Net Financial Result	6,111	50,055	171,280	50,411	277,857	(1,526)	276,331	(4,017)		272,314
Other income	40,666	15,608	—	6,714	62,988	(14,876)	48,112	6,407		54,519
Income from investments in other companies	9,505	2,329	158	465	12,457	—	12,457	(474)		11,983
Total operating income, before expected credit losses	1,904,689	835,903	67,285	252,570	3,060,447	(34,404)	3,026,043	3,558	(1)	3,029,601
Expected credit losses	(378,738)	1,228	(4,412)	—	(381,922)	—	(381,922)	(12,940)	(2)	(394,862)
Total operating income, net of expected credit losses	1,525,951	837,131	62,873	252,570	2,678,525	(34,404)	2,644,121	(9,382)		2,634,739
Personnel expenses	(377,347)	(113,707)	(3,945)	(75,377)	(570,376)	21	(570,355)	—		(570,355)
Administrative expenses	(331,250)	(78,690)	(2,366)	(50,681)	(462,987)	33,354	(429,633)	—		(429,633)
Depreciation and amortization	(80,696)	(7,103)	(542)	(6,769)	(95,110)	—	(95,110)	—		(95,110)
Impairment of non-financial assets	(335)	(10)	—	(1,537)	(1,882)	—	(1,882)	—		(1,882)
Other operating expenses	(25,590)	(7,024)	(32)	(2,341)	(34,987)	1,029	(33,958)	—		(33,958)
Total operating expenses	(815,218)	(206,534)	(6,885)	(136,705)	(1,165,342)	34,404	(1,130,938)	—		(1,130,938)
Net operating income before income tax	710,733	630,597	55,988	115,865	1,513,183	—	1,513,183	(9,382)		1,503,801
Income tax					(320,921)	—	(320,921)	2,533	(3)	(318,388)
Net income for the year					1,192,262	—	1,192,262	(6,849)		1,185,413

Assets	25,819,643	12,536,827	14,154,573	1,285,572	53,796,615	(261,464)	53,535,151	235,780		53,770,931
Current and deferred taxes					565,752	—	565,752	(232,075)		333,677
Total assets					54,362,367	(261,464)	54,100,903	3,705	(4)	54,104,608

Liabilities	17,893,540	10,543,300	19,062,619	1,028,142	48,527,601	(261,464)	48,266,137	(884,607)		47,381,530
Current and deferred taxes					35,231	—	35,231	—		35,231
Total liabilities					48,562,832	(261,464)	48,301,368	(884,607)	(5)	47,416,761

The following table presents the income, and assets and liabilities by segment as of and for the year ended December 31, 2024 for each of the segments defined above (*):

	As of December 31, 2024
	Retail Banking	Wholesale Banking	Treasury	Subsidiaries	Subtotal	Consolidation adjustments	Subtotal	Adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$				MCh$
Net interest and Inflation indexation income	1,503,824	744,346	(105,115)	(3,759)	2,139,296	1,555	2,140,851	21,904		2,162,755
Net fee and commission income	323,785	90,343	4,376	190,192	608,696	(36,813)	571,883	(15,575)		556,308
Net Financial Result	15,885	47,410	160,589	52,858	276,742	(1,555)	275,187	5,293		280,480
Other income	41,640	10,338	—	3,408	55,386	(10,074)	45,312	6,007		51,319
Income from investments in other companies	9,291	6,385	980	396	17,052	—	17,052	(397)		16,655
Total operating income, before expected credit losses	1,894,425	898,822	60,830	243,095	3,097,172	(46,887)	3,050,285	17,232	(1)	3,067,517
Expected credit losses	(364,712)	(26,033)	(1,009)	—	(391,754)	—	(391,754)	39,048	(2)	(352,706)
Total operating income, net of expected credit losses	1,529,713	872,789	59,821	243,095	2,705,418	(46,887)	2,658,531	56,280		2,714,811
Personnel expenses	(378,596)	(113,623)	(3,951)	(86,397)	(582,567)	20	(582,547)	—		(582,547)
Administrative expenses	(336,550)	(75,958)	(1,938)	(48,178)	(462,624)	45,928	(416,696)	—		(416,696)
Depreciation and amortization	(78,846)	(7,791)	(575)	(7,389)	(94,601)	—	(94,601)	—		(94,601)
Impairment of non-financial assets	(1,147)	—	—	(1,704)	(2,851)	—	(2,851)	—		(2,851)
Other operating expenses	(25,448)	(10,058)	(52)	(1,420)	(36,978)	939	(36,039)	—		(36,039)
Total operating expenses	(820,587)	(207,430)	(6,516)	(145,088)	(1,179,621)	46,887	(1,132,734)	—		(1,132,734)
Net operating income, before income tax	709,126	665,359	53,305	98,007	1,525,797	—	1,525,797	56,280		1,582,077
Income tax					(318,405)	—	(318,405)	(15,196)	(3)	(333,601)
Net income for the year					1,207,392	—	1,207,392	41,084		1,248,476

Assets	24,832,432	13,259,610	12,589,488	924,392	51,605,922	(227,179)	51,378,743	194,709		51,573,452
Current and deferred taxes					716,698	—	716,698	(234,608)		482,090
Total assets					52,322,620	(227,179)	52,095,441	(39,899)	(4)	52,055,542

Liabilities	18,015,015	10,790,972	17,198,350	694,984	46,699,321	(227,179)	46,472,142	(921,794)		45,550,348
Current and deferred taxes					298	—	298	—		298
Total liabilities					46,699,619	(227,179)	46,472,440	(921,794)	(5)	45,550,646

(*)	The comparative information was aligned with the new segment structure in accordance with IFRS 8.

The following table presents the income, and assets and liabilities by segment as of and for the year ended December 31, 2023 for each of the segments defined above (*):

	As of December 31, 2023
	Retail Banking	Wholesale Banking	Treasury	Subsidiaries	Subtotal	Consolidation adjustments	Subtotal	Adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$				MCh$
Net interest and Inflation indexation income	1,427,085	790,083	(316,290)	(11,162)	1,889,716	944	1,890,660	30,132		1,920,792
Net fee and commission income	321,736	81,680	1,725	173,416	578,557	(32,627)	545,930	(11,246)		534,684
Net Financial Result	10,771	54,902	336,515	66,521	468,709	(944)	467,765	1,788		469,553
Other income	54,623	24,913	—	3,400	82,936	(6,851)	76,085	(339)		75,746
Income from investments in other companies	9,624	3,366	342	1,100	14,432	—	14,432	(1,023)		13,409
Total operating income, before expected credit losses	1,823,839	954,944	22,292	233,275	3,034,350	(39,478)	2,994,872	19,312	(1)	3,014,184
Expected credit losses	(373,169)	9,164	2,754	—	(361,251)	—	(361,251)	159,307	(2)	(201,944)
Total operating income, net of expected credit losses	1,450,670	964,108	25,046	233,275	2,673,099	(39,478)	2,633,621	178,619		2,812,240
Personnel expenses	(380,149)	(110,822)	(2,972)	(88,761)	(582,704)	20	(582,684)	—		(582,684)
Administrative expenses	(326,380)	(74,445)	(1,866)	(39,052)	(441,743)	38,488	(403,255)	—		(403,255)
Depreciation and amortization	(76,893)	(8,502)	(289)	(6,624)	(92,308)	—	(92,308)	—		(92,308)
Impairment of non-financial assets	(1,773)	(5)	—	16	(1,762)	—	(1,762)	—		(1,762)
Other operating expenses	(28,439)	(6,841)	(3)	(1,777)	(37,060)	970	(36,090)	—		(36,090)
Total operating expenses	(813,634)	(200,615)	(5,130)	(136,198)	(1,155,577)	39,478	(1,116,099)	—		(1,116,099)
Net operating income, before income tax	637,036	763,493	19,916	97,077	1,517,522	—	1,517,522	178,619		1,696,141
Income tax					(273,887)	—	(273,887)	(48,227)	(3)	(322,114)
Net income for the year					1,243,635	—	1,243,635	130,392		1,374,027

Assets	23,583,402	13,247,584	17,530,710	986,697	55,348,393	(236,853)	55,111,540	144,901		55,256,441
Current and deferred taxes					681,012	—	681,012	(219,412)		461,600
Total assets					56,029,405	(236,853)	55,792,552	(74,511)	(4)	55,718,041

Liabilities	19,123,031	10,671,254	20,219,857	777,170	50,791,312	(236,853)	50,554,459	(919,171)		49,635,288
Current and deferred taxes					808	—	808	—		808
Total liabilities					50,792,120	(236,853)	50,555,267	(919,171)	(5)	49,636,096

(*)	The comparative information was aligned with the new segment structure in accordance with IFRS 8.